CONDENSED FINANCIAL STATEMENTS OF THE PARENT COMPANY	12 Months Ended
Sep. 30, 2021
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
CONDENSED FINANCIAL STATEMENTS OF THE PARENT COMPANY
18.	CONDENSED FINANCIAL STATEMENTS OF THE PARENT COMPANY

Pursuant to the requirements of Rule 12-04(a) and 5-04(c) of Regulation S-X, condensed financial information is required as to the financial position, changes in financial position and results of operations of a parent company as of the same date and for the same period for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. The Group does not include condensed financial information as to the changes in deficit as such financial information is the same as the consolidated statements of changes in shareholders’ deficit.

The condensed financial information has been prepared using the same accounting policies as set out in the consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries and consolidated VIEs. For the parent company, the Group records its investments in subsidiaries and consolidated VIEs under the equity method of accounting as prescribed in ASC 323, Investments—Equity Method and Joint Ventures. Such investments are presented on the Condensed Balance Sheets as ‘‘Investments in subsidiaries and consolidated VIE and VIE’s subsidiaries’’ and the subsidiaries and consolidated VIEs’ losses as ‘‘Equity in losses of subsidiaries and consolidated VIE and VIE’s subsidiaries’’ on the Condensed Statements of Comprehensive Loss. Ordinarily under the equity method, an investor in an equity method investee would cease to recognize its share of the losses of an investee once the carrying value of the investment has been reduced to nil absent an undertaking by the investor to provide continuing support and fund losses. For the purpose of Schedule I, the parent company has continued to reflect its share, based on its proportionate interest, the losses of subsidiaries and consolidated VIEs regardless of the carrying value of the investment even though the parent company is not obligated to provide continuing support or fund losses.

For the years ended September 30, 2019, 2020 and 2021, there were no material contingencies, significant provisions of long-term obligations, guarantees of the Group.

Translations of balances in the additional financial information of Parent Company—Financial Statements Schedule I from RMB into US$ as of and for the year ended September 30, 2021 are solely for the convenience of the readers and were calculated at the rate of US$1.00= RMB 6.4434, as set forth in H.10 statistical release of the Federal Reserve Board on September 30, 2021. The translation is not intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into United States dollars at that rate on September 30, 2021, or at any other rate.

PARENT COMPANY CONDENSED BALANCE SHEETS

(Renminbi in thousands, except share data and per share data, unless otherwise stated)

	As of September 30,
	2020	2021
	RMB	RMB	USD
Assets
Cash and cash equivalents	6,015	1,355	209
Other receivables, deposits and other assets	—	—	—
Amounts due from subsidiaries and consolidated VIEs	1,385,814	1,465,312	227,413
Total assets	1,391,829	1,466,667	227,622
Liabilities
Short-term borrowings	221,328	210,776	32,712
Accrued expenses and other current liabilities	13,126	-	-
Contingent liabilities for payable for asset acquisition	—	164,254	25,492
Convertible notes	206,251	313,870	48,712
Deficit of investments in subsidiaries and consolidated VIEs	2,955,202	3,272,273	507,849
Total liabilities	3,395,907	3,961,173	614,765

Shareholders’ deficit:
Ordinary shares	92	110	17
Treasury stock	(298,110)	(5)	(1)
Additional paid-in capital	2,085,099	1,845,295	286,385
Accumulated deficits	(3,809,516)	(4,378,690)	(679,562)
Accumulated other comprehensive(loss) income	18,357	38,784	6,018
Total shareholders’ deficit	(2,004,078)	(2,494,506)	(387,143)
Total liabilities and shareholders’ deficit	1,391,829	1,466,667	227,622

PARENT COMPANY CONDENSED STATEMENTS OF COMPREHENSIVE LOSS

(Renminbi in thousands, unless otherwise stated)

	For the Years Ended September 30,
	2019	2020	2021	2021
	RMB	RMB	RMB	USD
Selling, general and administrative expenses	(15,888)	(37,557)	(27,302)	(4,237)
Interest income (expenses)	1,761	(42,507)	(61,265)	(9,508)
Debt extinguishment loss	—	—	(41,961)	(6,512)
Fair value change of contingent earn-out liabilities	42,404	97,417	—	—
Income (loss) before equity in losses of subsidiaries and consolidated VIEs and VIE’s subsidiaries	28,277	17,353	(130,528)	(20,257)
Equity in losses of subsidiaries and consolidated VIE and VIE’s subsidiaries	(526,614)	(1,550,994)	(438,674)	(68,082)
Net loss	(498,337)	(1,533,641)	(569,202)	(88,339)
Foreign currency translation adjustments	(7,621)	24,265	20,427	3,170
Deemed dividend	(307,389)	—	—	—
Comprehensive loss	(813,347)	(1,509,376)	(548,775)	(85,169)

CONDENSED STATEMENTS OF CASH FLOWS

(Renminbi in thousands, unless otherwise stated)

	For the Years Ended September 30,
	2019	2020	2021	2021
	RMB	RMB	RMB	USD
Net cash used in operating activities	(20,149)	(17,452)	(30,664)	(4,759)
Net cash used in investing activities	(460,663)	(407,297)	(87,232)	(13,538)
Net cash provided by financing activities	530,002	329,839	113,236	17,574
Effect of exchange rate changes	2,087	(232)	—	47
Net increase (decrease) in cash and cash equivalents	51,277	(95,142)	(4,660)	(676)
Cash and cash equivalents and restricted cash at the beginning of the year	49,880	101,157	6,015	886
Cash and cash equivalents and restricted cash at the end of the year	101,157	6,015	1,355	210